UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam New Value Fund

The fund's portfolio
11/30/06 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and Defense (2.9%)
Boeing Co. (The)	194,200	$17,192,526
Lockheed Martin Corp.	480,400	43,452,180
		60,644,706

Airlines (1.3%)
Southwest Airlines Co.	1,744,597	27,407,619

Banking (5.9%)
Bank of America Corp.	1,601,700	86,251,544
Commerce Bancorp, Inc.	436,200	15,162,312
PNC Financial Services Group	278,100	19,658,889
		121,072,745

Building Materials (1.4%)
Masco Corp. (S)	1,013,700	29,083,053

Chemicals (3.5%)
E.I. du Pont de Nemours & Co.	483,900	22,709,427
Huntsman Corp. (NON) (S)	560,900	9,765,269
Rohm & Haas Co.	776,745	40,561,624
		73,036,320

Computers (5.0%)
Dell, Inc. (NON)	448,200	12,208,968
Hewlett-Packard Co.	1,043,400	41,172,564
IBM Corp.	537,000	49,361,040
		102,742,572

Conglomerates (5.4%)
Textron, Inc.	458,469	44,677,804
Tyco International, Ltd. (Bermuda)	2,216,500	67,137,785
		111,815,589

Consumer Finance (4.1%)
Capital One Financial Corp.	524,700	40,863,636
Countrywide Financial Corp.	1,117,200	44,375,184
		85,238,820

Consumer Services (0.8%)
Service Corporation International	1,606,200	15,853,194

Containers (1.1%)
Crown Holdings, Inc. (NON)	602,300	12,407,380
Owens-Illinois, Inc. (NON)	565,700	10,691,730
		23,099,110

Electric Utilities (4.4%)
Exelon Corp.	262,000	15,911,260
PG&E Corp.	1,176,100	54,018,273
Sierra Pacific Resources (NON)	1,274,600	20,928,932
		90,858,465

Electronics (2.2%)
Intel Corp.	2,150,100	45,904,635

Financial (8.1%)
Citigroup, Inc.	1,614,500	80,063,055
JPMorgan Chase & Co.	1,055,100	48,830,028
MGIC Investment Corp. (S)	669,000	38,775,240
		167,668,323

Health Care Services (3.0%)
Cardinal Health, Inc.	330,500	21,356,910
CIGNA Corp.	82,800	10,436,940
McKesson Corp.	407,300	20,120,620
WellPoint, Inc. (NON)	130,100	9,844,667
		61,759,137

Homebuilding (1.1%)
Lennar Corp.	416,600	21,871,500

Household Furniture and Appliances (0.9%)
Whirlpool Corp. (S)	224,500	19,149,850

Insurance (9.5%)
ACE, Ltd. (Bermuda)	541,300	30,767,492
Berkshire Hathaway, Inc. Class B (NON)	14,037	49,901,535

Chubb Corp. (The)	1,209,392	62,598,130
Genworth Financial, Inc. Class A	1,248,700	40,957,360
Prudential Financial, Inc.	140,800	11,472,384
		195,696,901

Investment Banking/Brokerage (2.0%)
Bear Stearns Cos., Inc. (The)	275,500	42,008,240

Leisure (0.9%)
Brunswick Corp. (S)	566,600	18,340,842

Lodging/Tourism (1.1%)
Carnival Corp. (S)	451,300	22,109,187

Machinery (1.0%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	526,000	20,519,260

Medical Technology (0.8%)
Boston Scientific Corp. (NON)	1,068,900	16,909,998

Metals (1.6%)
Freeport-McMoRan Copper & Gold, Inc. Class B	343,800	21,614,706
Phelps Dodge Corp.	87,500	10,762,500
		32,377,206

Natural Gas Utilities (0.8%)
Dynegy, Inc. Class A (NON)	100,677	683,597
Southern Union Co.	575,282	16,125,154
		16,808,751

Oil & Gas (10.7%)
Devon Energy Corp.	362,400	26,589,288
Exxon Mobil Corp.	1,328,500	102,042,085
Hess Corp. (S)	345,300	17,358,231
Marathon Oil Corp.	387,300	36,553,374
Newfield Exploration Co. (NON)	329,141	16,381,348
Valero Energy Corp.	381,300	20,998,191
		219,922,517

Pharmaceuticals (4.0%)
Pfizer, Inc.	2,969,700	81,637,053

Photography/Imaging (0.5%)
Xerox Corp. (NON) (S)	630,100	10,396,650

Publishing (1.7%)
Idearc, Inc. (NON) (S)	349,865	9,635,282
R. R. Donnelley & Sons Co.	714,900	25,214,523
		34,849,805

Railroads (0.9%)
Norfolk Southern Corp.	383,100	18,867,675

Regional Bells (1.4%)
Verizon Communications, Inc.	841,300	29,395,022

Restaurants (1.2%)
McDonald's Corp.	607,600	25,500,972

Retail (3.8%)
Foot Locker, Inc.	142,174	3,255,785
Home Depot, Inc. (The)	846,300	32,134,011
OfficeMax, Inc. (S)	463,200	21,802,824
Supervalu, Inc.	594,200	20,357,292
		77,549,912

Software (0.5%)
Oracle Corp. (NON)	524,400	9,979,332

Telecommunications (1.8%)
Embarq Corp. (S)	211,400	10,876,530
Sprint Nextel Corp.	1,291,900	25,204,969
		36,081,499

Tobacco (2.5%)
Altria Group, Inc.	602,100	50,702,841

Toys (0.9%)
Mattel, Inc.	825,200	18,113,140

Waste Management (0.9%)
Waste Management, Inc.	527,800	19,322,758

Total common stocks (cost $1,628,639,756)		$2,054,295,199

SHORT-TERM INVESTMENTS (2.0%)(a) (cost $41,459,831)

	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from December 1, 2006 to
January 19, 2007 (d)	$41,542,484	$41,459,831

TOTAL INVESTMENTS

Total investments (cost $1,670,099,587) (b)		$2,095,755,030

NOTES

(a) Percentages indicated are based on net assets of $2,062,164,297.

(b) The aggregate identified cost on a tax basis is $1,681,646,028, resulting in gross unrealized appreciation and depreciation of $441,599,960 and $27,490,958, respectively, or net unrealized appreciation of $414,109,002.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2006 the value of securities loaned amounted to $40,201,053. The fund received cash collateral of $41,459,831 which is pooled with collateral of other Putnam funds into 48 issues of high-grade, short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $116,608 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $75,884,592 and $84,540,465, respectively.

(S) Securities on loan, in part or in entirety, at November 30, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
11/30/06 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value
Australia (2.5%)
Adelaide Brighton, Ltd.	1,719,989	$3,569,098
ARC Energy, Ltd. (NON)	712,248	826,087
Caltex Australia, Ltd.	183,212	3,201,877
Flight Centre, Ltd.	64,974	862,781
Gloucester Coal, Ltd.	603,209	1,918,006
Incitec Pivot, Ltd.	311,287	8,436,547
Just Group, Ltd.	274,890	791,642
Kingsgate Consolidated, Ltd.	456,398	1,512,412
Perilya, Ltd.	92,332	341,666
Tap Oil, Ltd. (NON)	450,945	530,135
Tower Australia Group, Ltd. (NON)	802,601	1,488,143
Zinifex, Ltd.	1,394,163	18,732,908
		42,211,302

Austria (1.0%)
Andritz AG	91,340	17,607,301

Belgium (0.7%)
Cumerio	276,739	6,331,704
Gimv NV	84,762	5,249,366
Mobistar SA	1,066	89,544
Option NV (NON) (S)	8,210	113,659
		11,784,273

Bermuda (0.6%)
Axis Capital Holdings, Ltd.	291,982	9,994,544

Brazil (--%)
Gerdau SA (Preference)	22,413	353,671

Canada (9.9%)
Addax Petroleum Corp.	141,600	3,848,622
Agrium, Inc.	17,893	549,661
Algoma Steel, Inc. (NON)	148,600	4,537,554
AUR Resources, Inc.	1,347,654	28,752,629
Axcan Pharma, Inc. (NON)	31,500	467,270
Baytex Energy Trust	98,000	1,986,104
Biovail Corp.	957,600	16,999,015
Boardwalk Real Estate Investment Trust (R)	5,080	178,799
Breakwater Resources, Ltd. (NON)	50,500	84,071
Canaccord Capital, Inc.	478,882	7,007,211
Canadian Western Bank	3,200	130,209
CGI Group, Inc. (NON)	536,000	3,705,459
Cognos, Inc. (NON)	3,025	123,089
Corus Entertainment, Inc. Class B	10,929	392,613
Cryptologic, Inc.	5,860	119,018
Focus Energy Trust	29,700	487,930
Gerdau Ameristeel Corp.	180,900	1,799,014
GMP Capital Trust	13,100	247,354
Home Capital Group, Inc.	8,400	206,081
HudBay Minerals, Inc. (NON)	9,200	171,699
Industrial Alliance Insurance and Financial Services,
Inc.	160,408	5,056,935
Inmet Mining Corp.	382,146	21,442,767
InnVest Real Estate Investment Trust (R)	29,200	334,394
Iteration Energy, Ltd. (NON)	284,500	1,051,950
Lundin Mining Corp. (NON)	78,816	2,762,324
Methanex Corp.	820,036	20,297,921
Norbord, Inc.	1,058,716	8,395,146
Northbridge Financial Corp.	307,300	8,333,422
Northern Orion Resources, Inc. (NON)	771,000	3,080,487
Northgate Minerals Corp. (NON)	717,600	2,232,086
Sino-Forest Corp. (NON)	145,500	866,906
SNC-Lavalin Group, Inc.	279,334	7,910,343
Teck Cominco, Ltd. Class B	82,560	6,224,733
Transat A.T., Inc. Class A	41,640	1,050,030
Transat A.T., Inc. Class B	274,900	6,985,105
Zargon Energy Trust	86,000	2,076,720
		169,894,671

Denmark (1.3%)
Amagerbanken A/S	11,150	769,014
Biomar A/S	46,920	1,842,997
D/S Norden	2,674	2,262,492
FLSmidth & Co. A/S Class B	101,165	5,898,506
Forstaedernes Bank A/S	5,950	865,169
Ringkjoebing Landbobank A/S	4,670	914,259
SimCorp A/S	23,450	5,135,449
Sjaelso Gruppen	6,810	2,285,484
Solar Holdings A/S Class B	8,800	1,074,667

Sydbank A/S	13,920	593,135
		21,641,172

Finland (1.4%)
Orion Oyj Class B (NON)	5,099	106,343
Ramirent OYJ	79,800	4,340,403
Rautaruukki OYJ	563,043	20,510,542
		24,957,288

France (4.5%)
Air France	688,540	27,533,893
Bail Investissement Fonciere	2,916	246,489
BioMerieux	4,079	270,196
Business Objects SA (NON)	2,652	102,691
Camaieu	4,651	1,347,987
Cap Gemini SA	1,737	105,918
Ciments Francais Class A	2,788	520,404
CNP Assurances	105,188	11,015,722
Compagnie Plastic-Omnium SA	20,773	1,024,080
Etam Developpement SA	28,094	2,610,778
Kaufman & Broad SA	15,460	921,728
Nexity	107,599	7,269,400
Publicis Group SA	20,268	784,684
Societe BIC SA	14,965	1,022,152
Valeo SA	62,060	2,482,989
Vallourec	74,837	20,109,240
		77,368,351

Germany (1.8%)
Altana AG	63,579	3,711,831
Bechtle AG	14,257	361,120
Continental AG	122,971	14,018,401
Deutsche Beteiligungs AG	9,899	233,536
Deutsche Lufthansa AG	376,007	9,434,617
ElringKlinger AG	11,075	695,329
Mobilcom AG (NON) (S)	19,591	539,343
Norddeutsche Affinerie AG	9,909	278,834
Puma AG Rudolf Dassier Sport	1,379	501,104
Villeroy & Boch AG (Preference)	16,748	271,998
		30,046,113

Greece (0.6%)
Attica Holdings SA	229,380	1,201,697
Babis Vovos International Construction SA	114,170	3,176,391
Heracles General Cement Co.	6,880	136,836
Metka SA	209,140	2,502,165
Mytilineos Holdings SA	85,397	2,778,868
		9,795,957

Guernsey (0.7%)
Amdocs, Ltd. (NON)	332,375	12,813,056

Hong Kong (2.2%)
ASM Pacific Technology	18,500	101,322
Beijing Enterprises Holdings, Ltd.	892,000	1,750,009
CNPC Hong Kong, Ltd.	7,270,000	3,878,854
Dah Sing Financial Group	22,400	203,605
Industrial & Commercial Bank of China	132,000	235,890
Midland Holdings, Ltd.	6,158,000	3,499,313
Orient Overseas International, Ltd.	2,696,660	17,092,040
SmarTone Telecommunications Holdings, Ltd.	1,693,500	1,632,929
Solomon Systech International, Ltd.	40,792,000	6,398,169
Truly International Holdings	434,000	440,796
VTech Holdings, Ltd.	17,000	106,985
Wheelock and Co., Ltd.	830,000	1,515,261
		36,855,173

India (0.6%)
Canara Bank	364,691	2,430,621
Satyam Computer Services., Ltd.	16,590	170,436
Sesa GOA, Ltd.	10,871	307,255
Tata Iron & Steel Co., Ltd.	631,522	6,606,505
		9,514,817

Ireland (0.4%)
DCC PLC	71,852	2,189,507
Depfa Bank PLC	21,568	390,615
FBD Holdings PLC	59,067	3,183,263
Paddy Power PLC	38,125	793,933
		6,557,318

Italy (2.5%)
Azimut Holding SpA	36,852	473,563
Banche Popolari Unite Scpa	18,482	488,704
Banco di Desio e della Brianza SpA	138,289	1,370,313
Compagnie Industriali Riunite (CIR) SpA	2,851,806	9,482,673
Cremonini SpA	367,615	1,167,583

Danieli & Co. SpA	146,000	2,069,566
Ergo Previdenza SpA	223,664	1,455,027
Fondiaria-Sai SpA	3,922	135,036
Italcementi SpA	23,933	649,334
Milano Assicurazioni SpA	1,518,000	12,203,971
Navigazione Montanari SpA	302,002	1,550,244
Parmalat Finanziaria SpA (F)(NON) (S)	5,785,367	766
Pirelli & C Real Estate SpA	4,169	288,417
Premafin Finanziaria SpA	376,500	1,143,231
Recordati SpA	387,088	2,886,739
Sai-Soc Assicuratrice Industriale SpA (SAI)	134,500	6,198,869
Sogefi SpA	48,665	360,017
Vittoria Assicurazioni SpA	68,410	1,098,333
		43,022,386

Japan (29.9%)
ABC-Mart, Inc.	118,600	2,705,236
ADEKA Corp.	19,000	185,666
Aderans Co., Ltd.	12,600	301,555
Aeon Credit Service Co., Ltd.	10,100	197,654
Aica Kogyo Co., Ltd.	15,000	197,641
Airport Facilities Co., Ltd.	166,900	943,085
Alpine Electronics, Inc.	19,600	293,306
Aplus Co., Ltd. (NON)	117,500	201,011
Asahi Diamond Industrial Co., Ltd.	178,000	1,242,647
Asahi Industries Co., Ltd.	667	1,481,070
Asahi Soft Drinks Co., Ltd.	231,000	3,227,294
Axell Corp.	12	34,215
BML, Inc.	145,600	3,025,471
Brother Industries, Ltd.	1,480,000	19,385,519
CAC Corp.	163,800	1,443,546
Canon Electronics, Inc.	84,500	3,665,025
Canon Sales Co., Inc.	723,100	16,618,680
Capcom Co., Ltd. (S)	309,800	5,500,596
Century Leasing System, Inc.	312,000	4,881,908
Chiyoda Co., Ltd.	119,600	2,423,207
Chori Co., Ltd. (NON)	313,000	521,937
Chubu Steel Plate Co., Ltd.	121,500	1,165,241
Cleanup Corp.	36,100	274,477
Daiichi Sankyo Co., Ltd.	418,800	12,881,700
Daiichikosho Co., Ltd.	413,400	5,196,967
Daishi Bank, Ltd. (The)	38,000	151,685
Daishinku Corp.	234,000	1,455,677
Daiwa Industries, Ltd.	1,472,000	9,157,076
Daiwabo Information System Co., Ltd.	43,500	580,677
Data Communication System Co., Ltd.	21,900	807,957
Doutor Coffee Co., Ltd.	344,700	5,813,499
Eighteenth Bank, Ltd. (The)	48,000	243,027
ESPEC Corp.	21,600	301,213
Foster Electric Co., Ltd.	392,000	4,806,013
Fujicco Co., Ltd.	58,000	582,305
Fujimi, Inc.	64,900	1,755,115
Fujitsu General, Ltd. (NON)	235,000	511,664
Future System Consulting Corp. (S)	3,551	3,252,169
Fuyo General Lease Co., Ltd.	328,810	10,994,425
Geomatec Co., Ltd.	15,800	117,401
Hachijuni Bank, Ltd. (The)	34,000	232,366
Happinet Corp.	3,000	49,508
Higashi-Nippon Bank, Ltd. (The)	182,000	790,963
Hisamitsu Pharmaceutical Co., Inc.	496,600	15,017,280
Hitachi Construction Machinery Co., Ltd.	12,400	295,697
Hitachi Systems & Services, Ltd.	63,700	1,298,877
Hokuetsu Bank, Ltd. (The)	548,000	1,387,282
Ichiyoshi Securities Co., Ltd.	8,600	120,448
Icom, Inc.	35,100	943,157
Iyo Bank Ltd. (The)	19,000	180,413
Japan Aviation Electronics Industry, Ltd.	6,000	86,210
Japan Business Computer Co., Ltd.	13,900	127,903
JFE Shoji Holdings, Inc.	37,000	160,480
Juroku Bank, Ltd. (The)	41,000	233,446
Kaga Electronics Co., Ltd.	73,600	1,316,330
Kagawa Bank, Ltd. (The)	121,000	768,403
Kaken Pharmaceutical Co., Ltd.	35,000	274,279
Kaneka Corp.	1,050,000	9,616,382
Keihin Corp.	661,000	14,934,465
Keiyo Bank, Ltd. (The)	48,000	271,229
Kenedix, Inc.	31	140,885
Kenwood Corp.	4,572,000	8,453,499
Kimoto Co., Ltd.	272,900	1,704,741
Kintetsu World Express, Inc.	6,600	155,391
KK DaVinci Advisors (NON)	11,372	11,004,527
Koa Corp.	25,700	361,941
Kobayashi Pharmaceutical Co., Ltd.	385,900	14,036,971
Kose Corp.	11,400	319,129
Kumagai Gumi Co., Ltd.	996,000	1,944,842
Lasertec Corp.	129,500	3,166,451
Lawson, Inc.	394,000	13,786,936
Leopalace21 Corp.	6,300	211,742
Mars Engineering Corp. (S)	448,500	9,707,037
Meiko Network Japan Co., Ltd.	149,600	767,776
Mikuni Coca-Cola Bottling Co., Ltd.	37,500	372,602

Mitsubishi Plastics, Inc.	878,000	2,457,854
Mochida Pharmaceutical Co., Ltd	101,000	837,740
Neturen Co., Ltd.	48,300	576,312
NGK Spark Plug Co., Ltd.	420,000	7,674,961
Nice Corp.	347,000	1,259,202
Nichiha Corp.	27,200	333,478
Nifco, Inc.	212,600	4,601,374
Nihon Eslead Corp.	46,100	1,242,716
Nihon Kohden Corp.	205,700	4,158,787
Nikkiso Co., Ltd.	264,000	2,032,348
Nippo Corp.	132,000	965,993
Nippon Kanzai Co., Ltd.	39,800	887,195
Nippon Seiki Co., Ltd.	13,100	303,335
Nippon Shinyaku Co., Ltd.	99,000	857,932
Nippon Thompson Co., Ltd.	367,000	3,364,325
Nissan Diesel Motor Co., Ltd. (R)	43,000	144,894
Nissin Kogyo Co., Ltd.	515,800	12,411,465
Nittetsu Mining Co., Ltd.	218,000	1,744,151
Nitto Kohki Co., Ltd.	37,700	791,524
Noritake Co., Ltd.	325,000	1,653,923
Noritsu Koki Co., Ltd.	103,200	1,948,263
Oita Bank, Ltd. (The) (Private)	23,000	160,766
Okamura Corp.	381,000	4,243,209
Okinawa Cellular Telephone Co.	50	125,713
Ono Pharmaceutical Co., Ltd.	232,700	11,882,297
Onward Kashiyama Co., Ltd.	692,000	9,285,260
Optex Co., Ltd.	1,500	41,472
Osaka Steel Co., Ltd.	144,800	2,621,013
Otsuka Kagu, Ltd.	83,300	2,238,319
Pacific Metals Co., Ltd.	2,456,000	21,177,536
Pal Co., Ltd.	6,100	245,075
Ricoh Leasing Co., Ltd.	301,100	7,674,486
Riso Kagaku Corp.	36,200	639,615
Sanei-International Co., Ltd.	16,800	529,808
Sankyo Co., Ltd.	262,500	13,449,326
Santen Pharmaceutical Co., Ltd.	524,300	15,130,137
Sanyo Shinpan Finance Co., Ltd.	70,500	2,314,671
Seikagaku Corp.	257,900	2,497,891
Shimano, Inc.	285,800	8,692,034
Shinkawa, Ltd.	70,500	1,595,905
Shinko Shoji Co., Ltd.	105,900	1,431,947
Shinwa Co., Ltd. (S)	12,090	264,279
Showa Corp.	324,000	4,946,501
SMK Corp.	92,000	626,369
Sumisho Lease Co., Ltd. (S)	129,000	7,790,824
Sumitomo Real Estate Sales Co., Ltd.	2,300	180,439
Suzuken Co., Ltd.	2,900	102,730
Tachi-S Co., Ltd.	54,600	405,702
Taiyo Ink Manufacturing Co., Ltd.	8,100	438,103
Takamatsu Corp.	48,200	831,652
Takara Leben Co., Ltd.	7,700	110,371
Tamron Co., Ltd.	261,500	4,914,139
Tanabe Seiyaku Co., Ltd.	1,387,000	17,652,074
Toa Corp.	171,000	1,283,904
Tochigi Bank, Ltd. (The)	22,000	142,941
Tokai Rika Co., Ltd.	16,600	408,044
Tokai Tokyo Securities Co., Ltd.	3,295,000	15,942,630
Token Corp.	7,300	528,547
Tokyo Steel Manufacturing Co., Ltd.	616,400	9,128,301
Toppan Forms Co., Ltd.	47,300	658,783
Toshiba TEC Corp.	1,435,000	7,277,907
Toyo Securities Co., Ltd.	1,763,000	7,433,420
Toyo Suisan Kaisha, Ltd.	200,000	2,987,731
Toyota Auto Body Co., Ltd.	67,300	1,200,747
UFJ Central Leasing Co., Ltd. (S)	48,300	2,407,906
Unipres Corp.	11,200	84,285
Yamagata Bank, Ltd. (The)	19,000	98,497
Yamato Kogyo Co., Ltd.	803,600	19,926,836
Yonekyu Corp.	194,000	1,873,959
Yoshimoto Kogyo Co., Ltd.	169,000	2,829,808
Zuken, Inc.	38,500	389,524
		511,855,350

Liechtenstein (--%)
Verwalt & Privat-Bank AG	2,441	660,306

Netherland Antilles (0.2%)
Orthofix International NV (NON)	86,900	3,779,281

Netherlands (1.3%)
Beter BED Holdings NV	168,270	3,851,010
Corio NV	6,054	450,367
Eurocommercial Properties NV CVA (Commanditaire
Vennootschap op Aandelen) (R)	6,596	319,720
Koninklijke DSM NV	19,666	939,229
Macintosh Retail Group NV	43,749	1,485,182
Stork NV	300,328	14,816,618
		21,862,126

New Zealand (0.1%)

Fletcher Building, Ltd.	34,170	237,168
Tower, Ltd. (NON)	645,926	928,486
		1,165,654

Norway (1.7%)
Acta Holding ASA	1,446,000	7,234,985
EDB Business Partner ASA	155,600	1,340,236
Sparebanken Midt-Norge	156,230	2,031,165
Sparebanken Nord-Norge	33,400	824,650
Tandberg ASA	63,710	879,899
TGS Nopec Geophysical Co. ASA (NON)	697,700	13,605,300
Veidekke ASA	79,400	2,896,705
		28,812,940

Portugal (--%)
Semapa-Sociedade de Investimento e Gestao	15,608	177,402

Singapore (1.4%)
Ascendas Real Estate Investment Trust (R)	203,000	315,127
KS Energy Services, Ltd.	478,000	794,804
Marco Polo Developments, Ltd.	70,000	102,299
MMI Holdings, Ltd.	8,717,000	6,284,665
MMI Holdings, Ltd. 144A	2,500,000	1,802,416
MobileOne Asia, Ltd.	3,466,110	4,772,768
Neptune Orient Lines, Ltd.	1,178,000	1,622,084
SembCorp Industries, Ltd.	2,633,820	6,329,653
Unisteel Technology, Ltd.	946,000	1,407,080
Wing Tai Holdings, Ltd.	500,000	672,253
		24,103,149

South Korea (3.4%)
Binggrae Co., Ltd.	102,710	4,616,366
Cheil Communications, Inc.	3,228	781,893
Daeduck Electronics Co.	36,070	314,142
Daegu Bank	23,550	390,430
Daewoong Pharmaceutical Co., Ltd.	5,140	323,705
Dong Wha Pharmaceutical Industrial Co., Ltd.	5,890	178,812
Hanjin Shipping	9,550	289,410
Honam Petrochemical, Corp.	71,891	4,906,760
Hyundai Heavy Industries	62,213	9,041,614
Hyundai Marine & Fire Insurance Co.	189,390	2,507,802
Hyundai Mipo Dockyard	1,642	243,940
INI Steel Co.	245,110	9,156,332
Interflex Co., Ltd.	420,619	2,988,573
Jeonbuk Bank	17,730	181,327
Kwang Dong Pharmaceutical Co., Ltd.	1,148,680	3,876,749
LG Home Shopping, Inc.	90,944	8,468,787
LG Petrochemical Co., Ltd.	13,110	340,840
LG Telecom, Ltd. (NON)	17,012	196,877
LS Industrial Systems Co., Ltd.	85,900	2,991,565
NHN Corp.	3,721	422,613
Pusan Bank	22,520	278,803
Samsung Heavy Industries Co., Ltd.	238,680	6,038,303
		58,535,643

Spain (1.6%)
Duro Felguera SA	228,576	2,342,850
Fomento de Construcciones y Contratas SA	28,811	2,809,614
Gestevision Telecinco SA	659,849	18,584,876
Iberia Lineas Aereas de Espana SA	104,145	366,317
Indra Sistemas SA Class A	7,112	173,088
Tubos Reunidos SA	136,425	3,128,680
		27,405,425

Sweden (3.1%)
Carnegie AB	25,300	504,738
Intrum Justita AB	406,000	4,808,369
JM AB	692,516	14,019,517
Saab AB Class B	130,400	3,650,128
Skanska AB Class B	1,123,612	20,210,468
SKF AB Class B	147,886	2,430,094
Ssab Svenskt Stal AB Class B	294,400	5,831,404
Swedish Match AB	56,736	1,005,552
		52,460,270

Switzerland (3.6%)
Baloise Holding AG Class R	241,958	23,335,291
Banque Cantonale Vaudoise (BCV)	26,084	11,172,061
Charles Voegele Holding AG (NON)	53,689	4,347,393
Geberit International AG	485	704,091
George Fischer AG (NON)	15,947	9,065,118
Helvetia Patria Holding	23,132	7,377,133
Huber & Suhner AG	7,061	1,055,465
Kuehne & Nagel International AG	6,357	460,164
Logitech International SA (NON)	11,044	325,411
Phoenix Mecano AG	3,218	1,422,684
Rieter Holding AG	1,349	675,804
Swissfirst AG	7,847	488,658

Vontobel Holding AG	8,756	377,108
Zehnder Group AG Class B	765	1,366,824
		62,173,205

Taiwan (3.8%)
Altek Corp.	2,553,000	4,640,383
ChipMOS TECHNOLOGIES Bermuda, Ltd. (NON)	14,128	83,426
Faraday Technology Corp.	3,573,980	6,496,137
Greatek Electronics, Inc.	10,305,006	13,522,334
Hung Poo Real Estate Development Corp.	1,377,000	1,696,243
Micro-Star International Co., Ltd.	8,122,650	6,528,250
Microelectronics Technology (NON)	6,719,000	3,021,992
Novatek Microelectronics Corp., Ltd.	23,307	104,467
Phoenixtec Power Co., Ltd.	486,000	537,830
Quanta Storage, Inc.	2,043,000	2,838,728
Siliconware Precision Industries Co.	53,712	87,168
Sincere Navigation	5,057,200	6,471,965
TSRC Corp.	2,769,000	1,883,091
U-Ming Marine Transport Corp.	14,222,000	17,892,903
		65,804,917

United Kingdom (16.4%)
888 Holdings PLC	1,151,549	2,936,606
Alexon Group PLC	545,335	1,613,288
Amlin PLC	2,392,191	14,442,851
Amstrad PLC	190,047	552,905
Anite Group PLC	1,147,540	1,829,335
Antofagasta PLC	2,237,656	21,110,999
Arla Foods UK PLC	903,921	1,123,852
Atkins (WS) PLC	16,941	282,574
Berkeley Group Holdings PLC (NON)	645,227	20,605,635
Bespak PLC	123,724	1,434,852
Blacks Leisure Group PLC	273,768	2,184,634
Bradford & Bingley PLC	41,153	375,650
British Airways PLC (NON)	23,281	225,566
British Energy Group PLC (NON)	229,000	2,088,750
British Polythene Industries	13,847	118,397
Cattles PLC	43,463	344,428
Chaucer Holdings PLC	3,479,993	6,002,046
Close Brothers Group PLC	920,991	17,821,704
CLS Holdings PLC (NON)	87,132	1,216,249
Countrywide PLC	769,208	7,707,738
Dana Petroleum PLC (NON)	397,687	9,696,149
Davis Service Group PLC	946,749	9,500,951
Dicom Group PLC	112,628	500,866
Erinaceous Group PLC	495,842	3,198,412
French Connection Group PLC	610,687	2,492,106
Greggs PLC	2,445	192,892
Henderson Group PLC	122,261	299,594
Hiscox PLC	187,221	973,657
HMV Group PLC	2,935,442	9,747,746
Holidaybreak PLC	102,465	1,349,520
ICAP PLC	57,257	515,358
Imperial Chemical Industries PLC	46,526	380,564
Intermediate Capital Group PLC	18,653	579,436
Investec PLC	151,155	1,814,874
Keller Group PLC	299,387	4,774,356
Kensington Group PLC	347,366	5,194,218
Kier Group PLC	118,721	4,959,041
Liontrust Asset Management PLC	103,155	730,014
London Scottish Bank PLC	864,887	1,800,912
Lookers PLC	703,940	2,204,345
Man Group PLC	1,586,554	14,786,711
McBride PLC	278,497	966,366
Micro Focus International PLC	50,000	176,522
Northern Rock PLC	991,021	22,171,989
RAB Capital PLC	117,422	206,058
Regus Group PLC (NON)	3,268,956	7,168,775
Rentokil Initial PLC	68,761	203,379
Resolution PLC	166,153	2,074,317
RPC Group PLC	258,559	1,255,343
Savills PLC	31,003	398,563
Senior PLC	732,620	892,952
Severfield-Rowen PLC	116,562	3,200,558
Shire PLC	929,398	18,682,397
SurfControl PLC GDR (NON)	115,200	962,525
TDG PLC	232,110	1,131,911
TT electronics PLC	742,986	3,213,215
Tullow Oil PLC	1,934,187	15,445,250
Vedanta Resources PLC	180,809	4,501,455
Vitafort International CP	18,496	394,059
Vitec Group PLC	82,737	844,925
William Hill PLC	1,351,054	16,630,770
Wilson Bowden PLC	21,626	949,517
Wolfson Microelectronics PLC (NON)	15,639	84,402
		281,265,029
Total common stocks (cost $1,239,981,118)		$1,664,478,090

SHORT-TERM INVESTMENTS (2.9%)(a)

	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	30,509,998	30,509,998
Short-term investments held as collateral for loaned
securities with a yield of 5.26% and a due date of
December 1, 2006 (d)	$17,744,730	$17,742,153
U.S. Treasury Bills 5.18%, December 28, 2006 (SEG)	1,459,000	1,453,140

Total short-term investments (cost $49,705,291)		$49,705,291

TOTAL INVESTMENTS

Total investments (cost $1,289,686,409) (b)		$1,714,183,381

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/06 (aggregate face value $562,716,122) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$98,840,391	$94,281,308	1/17/07	$4,559,083
British Pound	91,771,613	87,945,500	12/20/06	3,826,113
Canadian Dollar	3,727,937	3,791,405	1/17/07	(63,468)
Euro	295,887,869	287,173,265	12/20/06	8,714,604
Japanese Yen	11,819,209	11,667,495	2/21/07	151,714
Norwegian Krone	4,271,591	4,100,228	12/20/06	171,363
Swedish Krona	17,071,784	16,346,613	12/20/06	725,171
Swiss Franc	58,864,859	57,410,308	12/20/06	1,454,551

Total				$19,539,131

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/06 (aggregate face value $539,302,821) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,778,942	$2,623,878	1/17/07	$(155,064)
British Pound	28,271,851	27,084,428	12/20/06	(1,187,423)
Canadian Dollar	58,370,091	59,240,816	1/17/07	870,725
Euro	21,194,649	20,485,728	12/20/06	(708,921)
Hong Kong Dollar	36,592,291	36,601,251	2/21/07	8,960
Japanese Yen	335,122,423	332,255,577	2/21/07	(2,866,846)
Norwegian Krone	11,311,057	10,795,231	12/20/06	(515,826)
Swedish Krona	26,710,425	25,357,229	12/20/06	(1,353,196)
Swiss Franc	25,747,820	24,858,683	12/20/06	(889,137)

Total				$(6,796,728)

FUTURES CONTRACTS OUTSTANDING at 11/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	115	$6,084,480	Dec-06	$121,332
FTSE 100 Index (Long)	24	2,859,384	Dec-06	9,959
Russell 2000 Index Mini (Long)	83	6,536,250	Dec-06	385,974
SPI 200 Index (Long)	39	4,204,088	Dec-06	185,944
Tokyo Price Index (Long)	54	7,497,667	Dec-06	(63,747)

Total				$639,462

NOTES

(a) Percentages indicated are based on net assets of $1,712,460,467.

(b) The aggregate identified cost on a tax basis is $1,289,707,035, resulting in gross unrealized appreciation and depreciation of $494,046,245 and $69,569,899, respectively, or net unrealized appreciation of $424,476,346.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2006 the value of securities loaned amounted to $16,576,770. The fund received cash collateral of $17,742,153 which is pooled with collateral of other Putnam funds into 1 issue of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $341,985 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $82,489,696 and $79,687,971, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees. On November 30, 2006 fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2006.

At November 30, 2006, liquid assets totaling $63,337,196 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR after the name of a foreign holding stands for Global Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at November 30, 2006 (as a percentage of net assets):

Metals                    11.7%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/06 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Advertising and Marketing Services (1.1%)
Digitas, Inc. (NON)	359,600	$3,890,872
Nu Skin Enterprises, Inc. Class A	169,381	3,248,728
Valassis Communications, Inc. (NON)	103,800	1,604,748
		8,744,348

Aerospace and Defense (1.4%)
AAR Corp. (NON)	195,089	5,187,417
Innovative Solutions & Support, Inc. (NON) (S)	185,550	2,924,268
Teledyne Technologies, Inc. (NON)	63,100	2,536,620
		10,648,305

Airlines (0.5%)
SkyWest, Inc. (S)	168,700	4,257,988

Automotive (1.4%)
American Axle & Manufacturing Holdings, Inc.	210,100	3,844,830
ArvinMeritor, Inc.	266,700	4,616,577
Midas, Inc. (NON)	99,386	2,185,498
		10,646,905

Banking (9.7%)
AMCORE Financial, Inc.	133,000	4,234,720
BankAtlantic Bancorp, Inc. Class A	349,400	4,566,658
Bankunited Financial Corp. Class A	150,300	3,832,650
Brookline Bancorp, Inc.	255,365	3,447,428
City Holding Co.	79,700	3,148,150
Colonial Bancgroup, Inc.	181,400	4,426,160
Columbia Banking Systems, Inc.	96,500	3,245,295
Corus Bankshares, Inc. (S)	176,400	3,953,124
East West Bancorp, Inc.	96,600	3,439,926
First Community Bancorp	73,700	3,980,537
First Niagara Financial Group, Inc.	157,997	2,270,417
FirstFed Financial Corp. (NON) (S)	67,500	4,388,850
Flagstar Bancorp, Inc.	277,400	4,174,870
PFF Bancorp, Inc.	197,300	6,510,900
Provident Bankshares Corp.	112,340	4,141,976
Republic Bancorp, Inc.	524,950	7,170,817
Sterling Bancshares, Inc.	248,400	4,575,528
Webster Financial Corp.	95,200	4,547,704
		76,055,710

Basic Materials (0.5%)
Ameron International Corp.	52,500	3,948,525

Building Materials (2.3%)
Apogee Enterprises, Inc.	163,700	2,807,455
Goodman Global, Inc. (NON)	275,770	4,415,078
Interface, Inc. Class A (NON)	335,200	4,981,072
Lennox International, Inc.	209,200	6,117,008
		18,320,613

Chemicals (3.9%)
A. Schulman, Inc.	140,400	3,199,716
Airgas, Inc.	70,800	3,012,540
H.B. Fuller Co.	203,700	5,310,459
Olin Corp.	201,000	3,362,730
Omnova Solutions, Inc. (NON)	739,613	3,535,350
PolyOne Corp. (NON)	489,847	3,762,025
RPM, Inc.	205,600	4,146,952
UAP Holding Corp.	174,670	4,193,827
		30,523,599

Commercial and Consumer Services (1.6%)
Aaron Rents, Inc. (S)	122,372	3,269,780
Diamond Management & Technology Consultants, Inc.	201,400	2,245,610
ePlus, Inc. (NON)	77,000	777,700
Global Cash Access, Inc. (NON)	155,600	2,494,268
Maximus, Inc.	140,700	4,116,882
		12,904,240

Communications Equipment (1.9%)
Belden CDT, Inc. (S)	112,000	4,458,720
EFJ, Inc. (NON) (S)	367,674	2,058,974
Foundry Networks, Inc. (NON)	359,925	5,150,527
Radyne Comstream Corp. (NON)	298,800	2,990,988
		14,659,209

Computers (3.7%)

Agilysys, Inc.	253,511	3,883,789
Brocade Communications Systems, Inc. (NON)	371,600	3,437,300
Emulex Corp. (NON)	231,700	4,835,579
Inter-Tel, Inc.	69,000	1,538,010
MTS Systems Corp.	43,705	1,675,650
Neoware Systems, Inc. (NON) (S)	212,900	2,378,093
Paxar Corp. (NON)	150,912	3,221,971
Smart Modular Technologies WWH, Inc. (NON)	398,000	4,732,220
Xyratex, Ltd. (Bermuda) (NON)	164,000	3,619,480
		29,322,092

Conglomerates (1.0%)
AMETEK, Inc.	100,200	3,267,522
Crane Co.	129,970	4,951,857
		8,219,379

Consumer Finance (0.8%)
AmeriCredit Corp. (NON) (S)	32,000	750,400
Capital Trust, Inc. Class A (R)	121,175	5,401,982
		6,152,382

Distribution (0.9%)
Spartan Stores, Inc.	130,600	2,746,518
Watsco, Inc.	84,700	4,377,296
		7,123,814

Electric Utilities (1.3%)
Black Hills Corp.	135,546	4,840,348
Westar Energy, Inc. (S)	212,300	5,645,057
		10,485,405

Electrical Equipment (0.9%)
Rofin-Sinar Technologies, Inc. (NON)	61,860	3,595,303
WESCO International, Inc. (NON) (S)	54,700	3,659,430
		7,254,733

Electronics (4.8%)
Avnet, Inc. (NON)	168,238	4,170,620
Directed Electronics, Inc. (NON)	202,060	2,921,788
General Cable Corp. (NON)	92,267	3,921,348
Komag, Inc. (NON) (S)	102,200	4,034,856
Methode Electronics, Inc. Class A	243,100	2,725,151
MoSys, Inc. (NON) (S)	270,000	2,573,100
Park Electrochemical Corp.	141,400	4,587,016
RF Micro Devices, Inc. (NON)	616,499	4,753,207
TTM Technologies, Inc. (NON)	338,000	4,262,180
X-Rite, Inc. (S)	308,700	3,673,530
		37,622,796

Energy (2.1%)
GulfMark Offshore, Inc. (NON)	163,200	6,572,064
Hydril Co. (NON)	54,700	4,138,602
Tidewater, Inc.	109,700	6,069,701
		16,780,367

Financial (1.1%)
Advanta Corp. Class B	192,900	8,800,098

Food (1.4%)
Flowers Foods, Inc. (S)	58,850	1,567,764
Ruddick Corp.	208,000	5,799,040
Sanderson Farms, Inc. (S)	117,800	3,257,170
		10,623,974

Forest Products and Packaging (1.3%)
Albany International Corp.	100,900	3,148,080
Silgan Holdings, Inc.	91,600	3,951,624
Universal Forest Products, Inc.	58,700	2,737,768
		9,837,472

Health Care Services (3.0%)
Healthspring, Inc. (NON)	235,480	4,547,119
Hooper Holmes, Inc. (NON)	1,393,400	4,681,824
Odyssey Healthcare, Inc. (NON)	241,600	2,991,008
Pediatrix Medical Group, Inc. (NON)	83,800	4,034,970
Sierra Health Services, Inc. (NON)	136,100	4,770,305
Sunrise Assisted Living, Inc. (NON)	84,000	2,679,600
		23,704,826

Homebuilding (0.4%)
Champion Enterprises, Inc. (NON) (S)	333,000	3,113,550

Household Furniture and Appliances (1.0%)
Furniture Brands International, Inc. (S)	206,200	3,550,764
Tempur-Pedic International, Inc. (NON) (S)	209,611	4,418,600
		7,969,364

Insurance (10.5%)
American Equity Investment Life Holding Co. (S)	495,400	6,440,200
Commerce Group, Inc.	187,300	5,714,523
FBL Financial Group, Inc. Class A	111,997	4,412,682
Fremont General Corp.	228,500	3,886,785
Hub International, Ltd.	113,700	3,468,987
Infinity Property & Casualty Corp.	130,500	5,892,075
Landamerica Financial Group, Inc. (S)	84,100	5,139,351
Navigators Group, Inc. (NON)	77,241	3,573,941
Ohio Casualty Corp.	180,200	5,263,642
Philadelphia Consolidated Holding Corp. (NON)	109,800	4,891,590
Phoenix Companies, Inc. (The)	175,700	2,837,555
Presidential Life Corp.	243,000	5,440,770
Selective Insurance Group	83,599	4,641,416
Stancorp Financial Group	58,900	2,674,649
State Auto Financial Corp.	132,900	4,433,544
Stewart Information Services	111,400	4,351,284
Triad Guaranty, Inc. (NON) (S)	81,800	4,400,840
Zenith National Insurance Corp.	108,900	5,026,824
		82,490,658

Investment Banking/Brokerage (0.8%)
MCG Capital Corp. (S)	316,700	6,188,318

Leisure (0.4%)
Arctic Cat, Inc.	188,888	3,127,985

Machinery (2.0%)
Applied Industrial Technologies, Inc.	135,600	3,859,176
Gardner Denver, Inc. (NON)	80,711	3,086,389
Imation Corp.	93,400	4,325,354
Tennant Co.	151,770	4,408,919
		15,679,838

Manufacturing (0.7%)
Gehl, Co. (NON)	141,300	3,823,578
Smith (A.O.) Corp.	51,979	1,860,328
		5,683,906

Media (0.4%)
Journal Communications, Inc. Class A	234,100	2,771,744

Medical Technology (2.5%)
Datascope Corp.	143,600	4,865,168
Edwards Lifesciences Corp. (NON)	74,800	3,428,832
Hanger Orthopedic Group, Inc. (NON)	393,477	2,754,339
PSS World Medical, Inc. (NON)	202,000	4,229,880
Vital Signs, Inc.	81,728	4,510,568
		19,788,787

Metal Fabricators (1.0%)
Mueller Industries, Inc. (S)	103,300	3,522,530
USEC, Inc. (S)	345,800	4,308,668
		7,831,198

Metals (1.9%)
Quanex Corp.	131,425	4,877,182
Reliance Steel & Aluminum Co.	102,458	3,943,608
Steel Dynamics, Inc.	103,600	3,369,072
Texas Industries, Inc.	36,400	2,484,300
		14,674,162

Natural Gas Utilities (0.6%)
Energen Corp.	109,400	4,962,384

Office Equipment & Supplies (0.5%)
Steelcase, Inc.	239,900	4,246,230

Oil & Gas (3.2%)
Cabot Oil & Gas Corp. Class A	76,800	4,771,584
Energy Partners, Ltd. (NON)	116,400	2,828,520
Petroleum Development Corp. (NON)	85,800	3,623,334
Range Resources Corp.	128,600	3,998,174
St. Mary Land & Exploration Co. (S)	135,000	5,410,800
Universal Compression Holdings, Inc. (NON)	74,700	4,702,365
		25,334,777

Pharmaceuticals (1.9%)
Alpharma, Inc. Class A (S)	237,220	5,195,118
Owens & Minor, Inc.	154,700	4,800,341
Sciele Pharma, Inc. (NON) (S)	211,010	4,770,936
		14,766,395

Photography/Imaging (0.5%)
Ikon Office Solutions, Inc. (S)	222,532	3,598,342

Publishing (0.5%)
GateHouse Media, Inc.	172,080	3,601,634

Real Estate (7.0%)
American Home Mortgage Investment Corp. (R) (S)	144,094	5,096,605
Arbor Realty Trust, Inc (R)	213,600	6,032,064
Deerfield Triarc Capital Corp. (R) (S)	363,700	5,630,076
DiamondRock Hospitality Co. (R)	247,110	4,373,847
Entertainment Properties Trust (R)	98,772	5,995,460
Getty Realty Corp. (R)	204,400	6,346,620
Grubb & Ellis Co. (NON)	255,055	2,795,403
Innkeepers USA Trust (R)	276,000	4,416,000
M/I Schottenstein Homes, Inc. (S)	115,800	4,317,024
National Health Investors, Inc. (R)	155,900	5,222,650
NorthStar Realty Finance Corp. (R)	290,675	4,613,012
		54,838,761

Restaurants (0.9%)
Landry's Restaurants, Inc. (S)	137,400	3,881,550
Morton's Restaurant Group, Inc. (NON)	208,800	3,403,440
		7,284,990

Retail (7.3%)
Big 5 Sporting Goods Corp.	102,800	2,515,516
Cache, Inc. (NON)	122,990	3,020,634
Charlotte Russe Holding, Inc. (NON)	168,000	5,068,560
Claire's Stores, Inc.	122,500	3,908,975
CSK Auto Corp. (NON)	304,000	5,061,600
Haverty Furniture Cos., Inc. (S)	288,900	4,027,266
Jos. A. Bank Clothiers, Inc. (NON) (S)	151,700	4,549,483
K-Swiss, Inc. Class A	114,700	3,809,187
Nash Finch Co. (S)	141,500	3,742,675
Sonic Automotive, Inc.	154,200	4,400,868
Stage Stores, Inc. (S)	129,100	4,265,464
Toro Co. (The)	74,500	3,345,050
Tween Brands, Inc. (NON)	126,200	5,290,304
Wolverine World Wide, Inc.	154,600	4,492,676
		57,498,258

Semiconductor (2.0%)
Brooks Automation, Inc. (NON)	323,384	4,517,674
Cohu, Inc.	187,864	3,714,071
Microsemi Corp. (NON)	146,800	3,031,420
Standard Microsystems Corp. (NON)	103,422	3,296,059
Ultra Clean Holdings (NON)	91,900	1,225,027
		15,784,251

Shipping (1.1%)
Arkansas Best Corp.	117,700	4,460,830
EGL, Inc. (NON)	135,200	4,318,288
		8,779,118

Software (1.2%)
Parametric Technology Corp. (NON)	286,400	5,544,704
Hyperion Solutions Corp. (NON)	104,400	3,837,744
		9,382,448

Staffing (1.0%)
Kforce, Inc. (NON)	311,880	4,151,123
MPS Group, Inc. (NON)	271,100	4,063,789
		8,214,912

Technology (0.2%)
LaBarge, Inc. (NON)	100,300	1,392,164

Technology Services (0.7%)
Acxiom Corp.	123,400	3,075,128
United Online, Inc.	182,200	2,446,946
		5,522,074

Telecommunications (1.4%)
Brightpoint, Inc. (NON)	314,930	4,349,183
Consolidated Communications Holdings, Inc.	201,400	3,729,928
Earthlink, Inc. (NON) (S)	424,473	2,763,319
		10,842,430

Textiles (1.0%)
Phillips-Van Heusen Corp.	104,900	5,174,717
Unifirst Corp.	72,330	3,001,695
		8,176,412

Transportation Services (0.5%)
Landstar Systems, Inc.	89,800	4,044,592

Waste Management (0.4%)

URS Corp. (NON)	62,900	2,777,663
Total common stocks (cost $552,824,619)		$787,004,125

SHORT-TERM INVESTMENTS (9.8%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from December 1, 2006 to
January 19, 2007 (d)	$75,848,452	$75,697,543
Putnam Prime Money Market Fund (e)	1,108,445	1,108,445

Total short-term investments (cost $76,805,988)		$76,805,988

TOTAL INVESTMENTS

Total investments (cost $629,630,607) (b)		$863,810,113

NOTES

(a) Percentages indicated are based on net assets of $785,986,894.

(b) The aggregate identified cost on a tax basis is $631,064,054, resulting in gross unrealized appreciation and depreciation of $246,860,920 and $14,114,861, respectively, or net unrealized appreciation of $232,746,059.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2006 the value of securities loaned amounted to $73,155,178. The fund received cash collateral of $75,697,543 which is pooled with collateral of other Putnam funds into 48 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $54,748 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $67,660,501 and $80,353,845, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007